Interim Consolidated Statements of Comprehensive Income / (Loss) (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenues, net	$ 39,966	$ 17,237
Expenses:
Voyage related costs and commissions	(12,823)	(5,374)
Vessel operating expenses	(9,419)	(8,990)
General and administrative expenses	(1,886)	(1,899)
Management fees, related parties	(548)	(479)
Management fees, other	(716)	(614)
Amortization of special survey costs	(266)	(306)
Depreciation	(4,562)	(3,528)
Allowance for credit losses	(49)	(9)
Loss from the sale of vessels, net	(466)
Operating income / (loss)	9,231	(3,962)
Other expenses, net:
Loss from debt extinguishments	(34)	(458)
Gain from financial derivative instrument	511	(18)
Interest and finance costs, net	(3,022)	(2,485)
Total other expenses, net	(2,545)	(2,961)
Net income / (loss)	6,686	(6,923)
Dividend Series A Convertible Preferred Stock	(667)	(381)
Net income / (loss) attributable to common shareholders	$ 6,019	$ (7,304)
Income / (loss) per common share, basic and diluted	$ 0.57	$ (0.83)
Income / (loss) per common share, diluted	$ 0.53	$ (0.83)
Weighted average number of common shares, basic	10,613,424	8,752,328
Weighted average number of common shares, diluted	12,641,229	8,752,328